Share Capital and Warrants - Summary of Common Share Purchase Warrants (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance		$ 221,198	$ (7,908)
Ending balance		$ 269,695	$ 221,198
Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance, Number of Warrants		6,165,324	4,211,904
Warrants issued to related parties, Number of Warrants			480,000
Warrants issued on conversion of convertible notes, Number of Warrants			3,572,274
Warrants exercised, Number of Warrants			(4,551,082)
Warrants issued, Number of Warrants		544,000
Warrants expired, Number of Warrants	(662)	(3,232,434)	(662)
Warrants cancelled, Number of Warrants		(2,452,890)
Ending balance, Number of Warrants		1,024,000	6,165,324
Beginning balance		$ 27,831	$ 3,108
Warrants issued to related parties, Carrying Amount			5,833
Warrants issued on conversion of convertible notes, Carrying Amount			6,731
Warrants exercised, Carrying Amount			(3,931)
Warrants Issued, Carrying Amount		306
Warrants expired, Carrying Amount		(5,908)	(1)
Warrants cancelled, Carrying Amount		(16,091)
Ending balance	$ 3,900	$ 6,138	$ 27,831
Warrants | 40% Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants reclassified from derivative liability, Number of Warrants			957,225
Warrants reclassified from derivative liability, Carrying Amount			$ 4,122
Warrants | 60% Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants reclassified from derivative liability, Number of Warrants			1,495,665
Warrants reclassified from derivative liability, Carrying Amount			$ 11,969